SHARE CAPITAL (Tables)												12 Months Ended
	Nov. 16, 2022	Sep. 30, 2022	Aug. 15, 2022	Jun. 30, 2022	Mar. 04, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 27, 2021	Aug. 18, 2021	Aug. 16, 2021	Jun. 28, 2021	Mar. 31, 2023	Mar. 31, 2022
Share Capital, Reserves, and Other Equity Interest [Abstract]
Summary of significant unobservable inputs used, equity	The Company estimated the aggregate fair value of the compensation Common Share purchase warrants issued on August 3, 2021 using the Black-Scholes option pricing model to be $1,299 with the following assumptions:

Risk-free interest rate	0.42%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$3.83
Exercise price	$3.40

Summary of share capital
Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2021	962,243.3
Issued on achievement of milestones	269,007.8
Converted into Common Shares	(184,116.0)
Balance as at March 31, 2022	1,047,135.1
Issued on achievement of milestones	360,374.2
Converted into Common Shares	(876,967.2)
Balance as at March 31, 2023	530,542.1

Summary of warrants
The continuity of the outstanding warrants for the years ended March 31, 2023 and March 31, 2022, are as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2021	28,696,237	1.15
Issued	658,860	3.40
Exercised	(3,231,261)	0.91
Forfeited	(575,000)	0.54
As at March 31, 2022	25,548,836	1.22
Exercised	(1,164,638)	0.31
Expired	(1,153,713)	0.75
Outstanding as at March 31, 2023	23,230,485	1.29
Exercisable as at March 31, 2023	23,230,485	1.29

Unit Purchase Warrants(1)
As at March 31, 2021	868,740	2.25
Exercised	—	—
As at March 31, 2022	868,740	2.25
Exercised	—	—
Outstanding as at March 31, 2023	868,740	2.25
Exercisable as at March 31, 2023	868,740	2.25
(1) Each unit consists of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
The following summarizes information about warrants outstanding at March 31, 2023:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining contractual life
				$$000’s	Years
Common Share Purchase Warrants
August 3, 2023	658,860	658,860	3.40	1,229	0.34
February 1, 2024	7,146,500	7,146,500	3.25	5,454	0.84
June 15, 2025	12,800,000	12,800,000	0.25	2,318	2.21
August 20, 2025	1,475,125	1,475,125	0.64	682	2.39
November 15, 2025	1,150,000	1,150,000	0.25	220	2.63
	23,230,485	23,230,485	1.29	9,903	1.77

Unit Purchase Warrants(1)
February 4, 2024	868,740	868,740	2.25	970	0.85
	868,740	868,740	2.25	970	0.85
(1) Each unit consists of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.

Summary of number and weighted average exercise prices of share options
The changes in options for the years ended March 31, 2023 and March 31, 2022 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2021	22,032,452	1.01
Granted	9,144,600	2.42
Exercised	(1,588,300)	0.83
Forfeited	(683,750)	1.55
Cancelled	(20,000)	2.78
As at March 31, 2022	28,885,002	1.45
Granted	2,475,000	0.91
Forfeited/Expired	(1,790,202)	2.20
Outstanding as at March 31, 2023	29,569,800	1.36
Exercisable as at March 31, 2023	27,234,025	1.33
The following summarizes information about stock options outstanding on March 31, 2023:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
May 23, 2023	1.00	2,500	2,500	0.15	1
May 23, 2023	1.39	15,000	15,000	0.15	15
May 23, 2023	1.74	5,000	5,000	0.15	4
May 23, 2023	2.03	20,000	20,000	0.15	29
May 23, 2023	2.90	91,875	91,875	0.15	182
June 30, 2023	2.78	20,000	20,000	0.25	24
November 5, 2023	2.90	156,250	156,250	0.60	326
December 31, 2023	1.35	20,000	20,000	0.75	19
December 31, 2023	2.90	65,625	65,625	0.75	137
December 31, 2023	3.15	12,500	12,500	0.75	11
March 31, 2024	1.35	56,250	56,250	1.00	55
June 15, 2025	0.25	2,350,000	2,350,000	2.21	420
June 30, 2025	0.90	500,000	500,000	2.25	183
August 14, 2025	1.00	800,000	400,000	2.38	327
September 30, 2025	0.75	270,000	223,125	2.50	88
October 12, 2025	0.75	3,000,000	3,000,000	2.54	1,607
November 4, 2025	0.75	5,700,000	5,700,000	2.60	2,985
November 13, 2025	0.88	500,000	500,000	2.62	314
November 15, 2025	0.91	200,000	200,000	2.63	53
November 15, 2025	0.75	375,000	375,000	2.63	110
December 11, 2025	1.48	700,000	700,000	2.70	740
December 14, 2025	1.74	2,259,100	2,259,100	2.71	2,804
December 28, 2025	1.89	760,000	760,000	2.75	1,027
January 2, 2026	1.89	225,000	225,000	2.76	304
February 15, 2026	2.03	150,000	150,000	2.88	218
February 16, 2026	2.03	150,000	150,000	2.88	218
March 10, 2026	1.39	1,257,600	1,257,600	2.95	1,257
March 15, 2026	1.55	300,000	300,000	2.96	360

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
March 28, 2026	1.36	1,575,000	1,575,000	2.99	1,540
March 29, 2026	1.32	37,500	37,500	3.00	36
March 31, 2026	1.35	250,000	250,000	3.00	243
June 28, 2026	2.90	3,180,000	2,854,375	3.25	6,629
August 16, 2026	2.48	215,000	188,125	3.38	376
August 18, 2026	2.48	300,000	262,500	3.39	510
September 27, 2026	3.15	545,000	408,750	3.50	1,050
September 27, 2026	2.87	195,000	170,625	3.50	396
September 30, 2026	3.15	200,000	150,000	3.50	371
December 31, 2026	3.15	40,000	27,500	3.76	29
December 31, 2026	1.50	1,230,000	425,000	3.76	1,038
March 4, 2027	1.13	1,075,600	806,700	3.93	822
March 4, 2027	3.15	60,000	37,500	3.93	34
March 8, 2027	1.02	400,000	400,000	3.94	295
June 30, 2027	1.00	65,000	32,500	4.25	17
August 14, 2027	1.00	20,000	10,000	4.38	11
September 30, 2027	1.00	220,000	83,125	4.50	68
		29,569,800	27,234,025	2.56	27,283

Summary of measurement of stock option fair value assumptions	The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75
The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00
The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$1.13
The estimated grant date fair value was determined to be $36, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$3.15
The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.11%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$3.15
The estimated grant date fair value was determined to be $48, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.75
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78
The estimated grant date fair value was determined to be $1,186, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$3.15
The estimated grant date fair value was determined to be $403, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$2.87
The estimated grant date fair value was determined to be $519, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.42
Exercise price	$2.48
The estimated grant date fair value was determined to be $383, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.81%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.48
Exercise price	$2.48
The aggregate estimated grant date fair value was determined to be $7,994, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.98%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.90
Exercise price	$2.90
85.00	The estimated grant date fair value was determined to be $38, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$3.15
The estimated grant date fair value was determined to be $295, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.61%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.02
Exercise price	$1.02